Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents.
Schedule of cash and cash equivalents

	At December 31,	At December 31,
	2018	2017
Cash deposits	$60.3	$469.5
Term deposits	9.4	41.6
	$69.7	$511.1